NEW ACCOUNTING STANDARDS AND INTERPRETATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of accounting standards
Standard or Interpretation		IASB Effective Date (Annual periods beginning on or after)
IFRS 03	Reference to Conceptual Framework (Amendments)	01 January 2022
IFRS 09	Financial Instruments – Fees in the ‘10 percent’ test for derecognition of financial liabilities	01 January 2022
IFRS 10/IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)	Not Yet Finalized
IAS 01	Classification of Liabilities as Current or Non-current liabilities (Amendments)	01 January 2022*
IAS 16	Proceeds before Intended Use (Amendments)	01 January 2022
IAS 37	Onerous Contracts – Costs of Fulfilling a Contract (Amendments)	01 January 2022